VIA EDGAR

July 15, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AQR Funds
Securities Act File No. 333-153445
Investment Company Act File No. 811-22235
Rule 497(e) Filing

Ladies and Gentlemen:

On behalf of the AQR Global Macro Fund, AQR Multi-Asset Fund, AQR Risk Parity II MV Fund and AQR Risk Parity II HV Fund (the “Funds”), each a series of the AQR Funds, I hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Funds’ Class I, Class N and Class R6 prospectuses as supplemented pursuant to Rule 497(e) of the Securities Act on June 30, 2020.

Should members of the Staff have any questions or comments concerning the filing, they should call the undersigned at 203-742-3600.

Very truly yours,

/s/ Nicole DonVito

Nicole DonVito

Chief Legal Officer & Vice President

Cc: John Hadermayer, Esq.; David Blass, Esq.; Ryan P. Brizek, Esq.